Accrued Expenses And Other Liabilities (Components Of Accrued Expenses And Other Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accrued Expenses And Other Liabilities [Abstract]
Employees and payroll accruals	$ 66,732	$ 59,713
Accrued expenses	83,637	71,040
Government authorities	59,077	57,683
Other	3,006	1,936
Accrued expenses and other liabilities	$ 212,452	$ 190,372